Net revenues (Summary of Contract Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 675,018	¥ 519,422